Events Occurring After the Reporting Date	6 Months Ended
Jul. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Date
19	Events occurring after the reporting date

On May 14, 2020, the Group received a notice from the Listing Qualifications Department of Nasdaq stating that, the minimum requirement of shareholder equity (US$2.5m) had not been met. Under the listing rule ((5550(b)(1)) the Group submitted a plan to regain compliance that was accepted and now has until 10 November 2020 to become compliant. Following this notice, on 6 October 2020 the Group received a letter from the Listing Qualifications Department of The Nasdaq Capital Market (“Nasdaq”) notifying the Group that it has regained compliance with minimum stockholder’s equity requirement for continued listing on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(b). However the Group remains out of compliance with the requirement to have a minimum bid price of at least US$1.00 per share for continued listing under Nasdaq Listing Rule 5550(a)(2). The Group initially has until November 23, 2020 to regain compliance with the minimum bid price requirement. In the event the Group does not regain compliance by such date, the Group may be eligible for an additional 180 calendar days.

On August 18, 2020, Naked Brand Group Limited (the “Company”) entered into a Global Amendment, dated as of August 17, 2020 (the “Amendment”), with St. George Investments LLC (the “Holder”), which amended the Convertible Promissory Note issued by the Company on February 11, 2020 (the “Amended Note”). Pursuant to the Amendment, subject to the Company’s approval, the Holder may convert the outstanding balance of the Amended Note into the Company’s ordinary shares at a conversion price per share that is equal to (i) a percentage of not less than 75%, multiplied by (ii) the lowest daily volume weighted average price of the Company’s ordinary shares in the preceding 20 trading days, but in any event not less than the floor price specified in the Amendment.

On August 20, 2020, Naked Brand Group Limited (the “Company”) entered into an equity distribution agreement (the “Sales Agreement”) with Maxim Group LLC (the “Maxim”). Under the Sales Agreement, the Company may sell, from time to time, through Maxim, ordinary shares, without par value (the “Shares”), having an aggregate offering price of up to US$5,000,000 (the “Offering”). Sales of the Shares, if any, will be made by any method permitted that is deemed an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended. Maxim is not required to sell any specific amount but will act as the Company’s exclusive sales agent using commercially reasonable efforts consistent with its normal trading and sales practices, on mutually agreed terms between Maxim and the Company. The Company has no obligation to sell any of the Shares under the Sales Agreement and may at any time suspend solicitation and offers under the Sales Agreement. The Company intends to use any net proceeds from the sale of Ordinary Shares for general corporate purposes. As compensation for its services, the Company agreed to pay to Maxim 3% of the gross proceeds received by the Company from the sales of the Shares. Subsequent to this, on September 25, 2020, the offering price was increased to US$18,500,000.

On August 20, 2020, the Company received an instruction to issue 1,875,670 shares under the Convertible Promissory Note dated February 11, 2020 at a conversion price of US$0.1866 for a total of US$350,000.

On August 25, 2020, the Company received an instruction to issue 3,197,195 shares under the Convertible Promissory Note dated July 24, 2020 at a conversion price of US$0.2424 for a total of US$775,000.

On August 31, 2020, the Company received an instruction to issue 2,100,000 shares under the Convertible Promissory Note dated July 24, 2020 at a conversion price of US$0.2424 for a total of US$509,040.

On September 2, 2020, the Company received an instruction to issue 2,050,000 shares under the Convertible Promissory Note dated July 24, 2020 at a conversion price of US$0.2424 for a total of US$496,920.

On September 3, 2020, the Company received an instruction to issue 3,316,521 shares and 15,492,344 pre-funded warrants under the Convertible Promissory Note dated July 24, 2020 at a conversion price of US$0.2424 for a total of US$4,557,747. Pre-funded warrants of 15,492,344 were exercised (“cash exercise”) at the pre-funded exercise price of $0.0001 for a total of US$1,549.

During September and October 2020, the company received instructions to exercise (“Cashless Exercise”) 7,251,581 purchase warrants under the Convertible Promissory Note dated July 24, 2020, into 31,253,032 ordinary shares.

During September and October 2020, the Company raised US$17.5m through the Company’s partnership with Maxim Group LLC as noted on August 20,2020. This equated to a sale of 138,252,413 shares. Fees equating to 3% of gross proceeds were retained by Maxim LLC.

On October 5, 2020, the Company and its operating subsidiary Bendon Limited, entered into settlement agreements with each of Timothy Connell and William Gibson & Ivory Castle Limited to agree to finally settle the dispute by issuing redeemable “Bendon conversion shares” with an aggregate value of US$3.8m. The Bendon conversion shares constitute a separate share class in Bendon and confer no voting rights, have no rights to distributions. The Bendon conversion shares are convertible into the Naked Brand Group Limited ordinary shares at a conversion price equal to the closing market price of the Company’s ordinary shares on the trading day immediately preceding the date the Lender or Bendon, as applicable, delivers a notice of conversion subject to floor of $0.05 per share. Bendon may not require more than US$0.1m Bendon conversion shares to be converted on any day.

On October 19, 2020, we entered into an equity distribution agreement (the “New Sales Agreement”) with Maxim Group LLC (“Maxim”), pursuant to which we may sell, from time to time, through Maxim, ordinary shares having an aggregate offering price of up to US$50,000,000. Sales of the shares, if any, will be made by any method permitted that is deemed an “at the market offering” as defined in Rule 415 under the Securities Act.